OTHER INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2017	$ 114,377
2018	93,357
2019	90,687
2020	86,680
2021 and thereafter	233,634
Estimated amortization expense	$ 618,735